Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Dec. 28, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Dec. 27, 2017	Dec. 26, 2017	Aug. 31, 2017	Sep. 20, 2016	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000102309
Account Value [Line Items]
Account Value	$ 11,170	$ 10,387	$ 10,537	$ 11,923		$ 11,881	$ 11,308	$ 10,363			$ 10,502		$ 10,550	$ 10,142	$ 10,000
C000024293
Account Value [Line Items]
Account Value	11,437	10,609	10,736	12,110		12,049	11,439	10,467			10,570		10,614	10,168	10,000
C000024292
Account Value [Line Items]
Account Value	11,170	10,388	10,537	11,924		11,881	11,308	10,378			10,518		10,579	10,140	10,000
C000041650
Account Value [Line Items]
Account Value	11,298	10,781	10,380	10,351		10,350	10,286	10,107			10,016		10,002	10,001	10,000
C000041649
Account Value [Line Items]
Account Value	11,510	10,937	10,498	10,459		10,458	10,373	10,164			10,043		10,006	10,001	10,000
C000073542
Account Value [Line Items]
Account Value	11,473	10,948	10,513	10,473		10,472	10,384	10,172			10,048		10,008	10,001	10,000
C000041652
Account Value [Line Items]
Account Value	11,561	10,977	10,527	10,485		10,484	10,391	10,173			10,045	$ 10,000
C000223873
Account Value [Line Items]
Account Value	11,977	10,852	10,170	10,877	$ 10,000
C000223874
Account Value [Line Items]
Account Value	12,106	10,923	10,216	10,904	10,000
C000223872
Account Value [Line Items]
Account Value	11,993	10,848	10,176	10,879	10,000
C000102307
Account Value [Line Items]
Account Value	11,587	10,763	10,643	11,278		11,231	10,828	10,355			10,341		10,195	10,072	10,000
C000024286
Account Value [Line Items]
Account Value	11,896	11,013	10,843	11,475		11,401	10,976	10,459			10,420		10,247	10,097	10,000
C000024285
Account Value [Line Items]
Account Value	11,589	10,754	10,613	11,257		11,199	10,808	10,337			10,330		10,190	10,071	10,000
C000196700
Account Value [Line Items]
Account Value	11,181	10,175	10,453	11,602		11,568	11,079	10,160		$ 10,000
C000196701
Account Value [Line Items]
Account Value	11,369	10,320	10,564	11,709		11,645	11,126	10,187		10,000
C000196702
Account Value [Line Items]
Account Value	11,219	10,204	10,487	11,643		11,617	11,120	10,205		10,000
C000041646
Account Value [Line Items]
Account Value	11,230	10,715	10,331	10,310		10,309	10,253	10,089			10,009		10,001	10,000	10,000
C000041645
Account Value [Line Items]
Account Value	11,497	10,924	10,488	10,453		10,453	10,369	10,160			10,038		10,003	10,000	10,000
C000041648
Account Value [Line Items]
Account Value	11,467	10,887	10,445	10,406		10,406	10,315	10,099	$ 10,000
C000196703
Account Value [Line Items]
Account Value	10,573	10,232	9,995	10,081		10,111	10,046	10,010		10,000
C000196704
Account Value [Line Items]
Account Value	10,876	10,500	10,231	10,308		10,307	10,217	10,065		10,000
C000196705
Account Value [Line Items]
Account Value	10,675	10,327	10,088	10,185		10,215	10,150	10,014		10,000
C000136573
Account Value [Line Items]
Account Value	13,755	13,276	11,986	8,350		5,706	6,079	8,485			7,168		7,612	7,493	10,000
C000136574
Account Value [Line Items]
Account Value	12,767	12,417	11,296	7,932		5,460	5,864	8,239			7,011		7,506	7,432	10,000
C000136571
Account Value [Line Items]
Account Value	14,125	13,592	12,244	8,514		5,800	6,165	8,577			7,225		7,660	7,504	10,000
C000136572
Account Value [Line Items]
Account Value	13,742	13,255	11,972	8,349		5,700	6,076	8,470			7,161		7,608	7,483	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,765	10,965	11,098	12,542		12,553	11,789	10,701			10,814		10,761	10,155	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,765	10,965	11,098	12,542		12,553	11,789	10,701			10,814		10,761	10,155	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,765	10,965	11,098	12,542		12,553	11,789	10,701			10,814		10,761	10,155	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	16,000	12,585	10,855	12,227	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	16,000	12,585	10,855	12,227	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	16,000	12,585	10,855	12,227	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,765	10,965	11,098	12,542		12,553	11,789	10,701			10,814		10,761	10,155	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,765	10,965	11,098	12,542		12,553	11,789	10,701			10,814		10,761	10,155	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,765	10,965	11,098	12,542		12,553	11,789	10,701			10,814		10,761	10,155	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,930	10,187	10,310	11,652		11,662	10,953	9,941		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,930	10,187	10,310	11,652		11,662	10,953	9,941		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,930	10,187	10,310	11,652		11,662	10,953	9,941		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	11,514	10,853	10,671	11,680		11,296	10,942	10,064		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	11,514	10,853	10,671	11,680		11,296	10,942	10,064		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	11,514	10,853	10,671	11,680		11,296	10,942	10,064		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	33,882	26,650	22,986	25,893		19,740	16,189	15,730			13,145		11,309	10,048	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	33,882	26,650	22,986	25,893		19,740	16,189	15,730			13,145		11,309	10,048	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	33,882	26,650	22,986	25,893		19,740	16,189	15,730			13,145		11,309	10,048	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	33,882	26,650	22,986	25,893		19,740	16,189	15,730			13,145		11,309	10,048	10,000
Lipper Core Bond Funds Average
Account Value [Line Items]
Account Value	12,107	11,213	11,296	12,819		12,666	11,852	10,758			10,878		10,753	10,115	10,000
Lipper Core Bond Funds Average
Account Value [Line Items]
Account Value	12,107	11,213	11,296	12,819		12,666	11,852	10,758			10,878		10,753	10,115	10,000
Lipper Core Bond Funds Average
Account Value [Line Items]
Account Value	12,107	11,213	11,296	12,819		12,666	11,852	10,758			10,878		10,753	10,115	10,000
CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Account Value	13,413	11,812	10,735	11,494	10,000
CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Account Value	13,413	11,812	10,735	11,494	10,000
CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Account Value	13,413	11,812	10,735	11,494	$ 10,000
ICE BofA ML 1-5 Year US Corporate/Government Index
Account Value [Line Items]
Account Value	11,827	11,084	10,952	11,628		11,577	11,061	10,437			10,476		10,379	10,133	10,000
ICE BofA ML 1-5 Year US Corporate/Government Index
Account Value [Line Items]
Account Value	11,827	11,084	10,952	11,628		11,577	11,061	10,437			10,476		10,379	10,133	10,000
ICE BofA ML 1-5 Year US Corporate/Government Index
Account Value [Line Items]
Account Value	11,827	11,084	10,952	11,628		11,577	11,061	10,437			10,476		10,379	10,133	10,000
Lipper Multi-Sector Income Funds Average
Account Value [Line Items]
Account Value	12,020	10,930	10,715	11,903		11,111	10,665	10,003		10,000
Lipper Multi-Sector Income Funds Average
Account Value [Line Items]
Account Value	12,020	10,930	10,715	11,903		11,111	10,665	10,003		10,000
Lipper Multi-Sector Income Funds Average
Account Value [Line Items]
Account Value	12,020	10,930	10,715	11,903		11,111	10,665	10,003		10,000
Bloomberg Municipal 1 Year Index
Account Value [Line Items]
Account Value	11,117	10,669	10,477	10,646		10,580	10,378	10,109		10,000
Bloomberg Municipal 1 Year Index
Account Value [Line Items]
Account Value	11,117	10,669	10,477	10,646		10,580	10,378	10,109		10,000
Bloomberg Municipal 1 Year Index
Account Value [Line Items]
Account Value	11,117	10,669	10,477	10,646		10,580	10,378	10,109		$ 10,000
MSCI World Energy Index
Account Value [Line Items]
Account Value	13,199	12,152	10,663	6,848		5,055	7,239	8,770			7,178		7,130	6,712	10,000
MSCI World Energy Index
Account Value [Line Items]
Account Value	13,199	12,152	10,663	6,848		5,055	7,239	8,770			7,178		7,130	6,712	10,000
MSCI World Energy Index
Account Value [Line Items]
Account Value	13,199	12,152	10,663	6,848		5,055	7,239	8,770			7,178		7,130	6,712	10,000
MSCI World Energy Index
Account Value [Line Items]
Account Value	$ 13,199	$ 12,152	$ 10,663	$ 6,848		$ 5,055	$ 7,239	$ 8,770			$ 7,178		$ 7,130	$ 6,712	$ 10,000